Income Taxes - Reconciliation of Statutory U.S. Federal Tax Rate to Effective Tax Rate (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Federal statutory income tax rate	34.00%	34.00%	34.00%	34.00%	34.00%
State tax, net of federal benefit	0.70%	12.40%	3.00%	4.00%	3.10%
Federal tax credits			1.20%	1.10%	0.60%
Change in valuation allowance			(16.50%)	(2.30%)
Common stock warrants			(4.40%)	(0.40%)	(5.00%)
Other			(2.90%)	(0.70%)	0.10%
Effective tax rate			14.40%	35.70%	32.80%